Other disclosures - Changes in the financial instruments classified as Level 3 (Details) € in Millions	6 Months Ended
Jun. 30, 2020 EUR (€)
Changes in financial instruments, Liabilities
Purchases/Settlements	€ 21
Sales/Amortisation	(7)
Changes in fair value recognized in profit or loss	67
Changes in fair value recognised in equity	0
Level reclassifications (out of) Level 3	(71)
Other	(163)
Liabilities at end of period	921
Level 2
Changes in financial instruments, Assets
Assets at beginning of period	149,711
Assets at end of period	207,898
Changes in financial instruments, Liabilities
Liabilities at beginning of period	132,582
Liabilities at end of period	151,391
Level 3
Changes in financial instruments, Assets
Assets at beginning of period	6,651
Purchases/Issuances	6,128
Sales/Settlements	(3,454)
Changes in fair value recognized in profit or loss	123
Changes in fair value recognized in equity	(355)
Level reclassifications into Level 3	260
Other	(452)
Assets at end of period	8,901
Changes in financial instruments, Liabilities
Liabilities at beginning of period	1,074
Level reclassifications into Level 3	260
Liabilities at end of period	921
Hedging derivatives, category | Level 3
Changes in financial instruments, Liabilities
Purchases/Settlements	0
Sales/Amortisation	0
Changes in fair value recognized in profit or loss	0
Changes in fair value recognised in equity	0
Other	0
Liabilities at end of period	0
Financial liabilities held for trading | Level 3
Changes in financial instruments, Liabilities
Purchases/Settlements	17
Sales/Amortisation	(6)
Changes in fair value recognized in profit or loss	91
Changes in fair value recognised in equity	0
Level reclassifications (out of) Level 3	(71)
Other	(45)
Liabilities at end of period	276
Financial liabilities held for trading | Derivatives | Level 3
Changes in financial instruments, Liabilities
Purchases/Settlements	17
Sales/Amortisation	(6)
Changes in fair value recognized in profit or loss	91
Changes in fair value recognised in equity	0
Level reclassifications (out of) Level 3	(71)
Other	(45)
Liabilities at end of period	276
Financial liabilities held for trading | Swaps | Level 3
Changes in financial instruments, Liabilities
Purchases/Settlements	0
Sales/Amortisation	5
Changes in fair value recognized in profit or loss	25
Changes in fair value recognised in equity	0
Level reclassifications (out of) Level 3	(27)
Other	(7)
Liabilities at end of period	111
Financial liabilities held for trading | Exchange rate options | Level 3
Changes in financial instruments, Liabilities
Purchases/Settlements	0
Sales/Amortisation	0
Changes in fair value recognized in profit or loss	1
Changes in fair value recognised in equity	0
Other	(1)
Liabilities at end of period	1
Financial liabilities held for trading | Interest rate options | Level 3
Changes in financial instruments, Liabilities
Purchases/Settlements	0
Sales/Amortisation	(2)
Changes in fair value recognized in profit or loss	21
Changes in fair value recognised in equity	0
Other	0
Liabilities at end of period	53
Financial liabilities held for trading | Index and securities options | Level 3
Changes in financial instruments, Liabilities
Purchases/Settlements	14
Sales/Amortisation	(3)
Changes in fair value recognized in profit or loss	69
Changes in fair value recognised in equity	0
Level reclassifications (out of) Level 3	(44)
Other	(29)
Liabilities at end of period	95
Financial liabilities held for trading | Interest rate and equity futures | Level 3
Changes in financial instruments, Liabilities
Purchases/Settlements	3
Sales/Amortisation	0
Changes in fair value recognized in profit or loss	0
Changes in fair value recognised in equity	0
Other	(1)
Liabilities at end of period	4
Financial liabilities held for trading | Other | Level 3
Changes in financial instruments, Liabilities
Purchases/Settlements	0
Sales/Amortisation	(6)
Changes in fair value recognized in profit or loss	(25)
Changes in fair value recognised in equity	0
Other	(7)
Liabilities at end of period	12
Financial liabilities designated at fair value through profit or loss | Level 3
Changes in financial instruments, Liabilities
Purchases/Settlements	4
Sales/Amortisation	(1)
Changes in fair value recognized in profit or loss	(24)
Changes in fair value recognised in equity	0
Other	(118)
Liabilities at end of period	645
Hedging derivatives, category | Level 3
Changes in financial instruments, Assets
Purchases/Issuances	0
Sales/Settlements	0
Changes in fair value recognized in profit or loss	0
Changes in fair value recognized in equity	0
Other	0
Assets at end of period	0
Financial assets held for trading, category | Level 3
Changes in financial instruments, Assets
Purchases/Issuances	33
Sales/Settlements	(43)
Changes in fair value recognized in profit or loss	163
Changes in fair value recognized in equity	0
Level reclassifications (out of) Level 3	(18)
Other	(66)
Assets at end of period	667
Financial assets held for trading, category | Debt instruments asset | Level 3
Changes in financial instruments, Assets
Purchases/Issuances	1
Sales/Settlements	(20)
Changes in fair value recognized in profit or loss	2
Changes in fair value recognized in equity	0
Other	(6)
Assets at end of period	42
Financial assets held for trading, category | Derivatives | Level 3
Changes in financial instruments, Assets
Purchases/Issuances	32
Sales/Settlements	(23)
Changes in fair value recognized in profit or loss	161
Changes in fair value recognized in equity	0
Level reclassifications (out of) Level 3	(18)
Other	(60)
Assets at end of period	625
Financial assets held for trading, category | Swaps | Level 3
Changes in financial instruments, Assets
Purchases/Issuances	0
Sales/Settlements	(7)
Changes in fair value recognized in profit or loss	10
Changes in fair value recognized in equity	0
Level reclassifications (out of) Level 3	(8)
Other	(13)
Assets at end of period	164
Financial assets held for trading, category | Exchange rate options | Level 3
Changes in financial instruments, Assets
Purchases/Issuances	0
Sales/Settlements	0
Changes in fair value recognized in profit or loss	1
Changes in fair value recognized in equity	0
Other	(1)
Assets at end of period	8
Financial assets held for trading, category | Interest rate options | Level 3
Changes in financial instruments, Assets
Purchases/Issuances	14
Sales/Settlements	(11)
Changes in fair value recognized in profit or loss	84
Changes in fair value recognized in equity	0
Other	0
Assets at end of period	264
Financial assets held for trading, category | Index and securities options | Level 3
Changes in financial instruments, Assets
Purchases/Issuances	18
Sales/Settlements	(3)
Changes in fair value recognized in profit or loss	79
Changes in fair value recognized in equity	0
Level reclassifications (out of) Level 3	(10)
Other	(37)
Assets at end of period	142
Financial assets held for trading, category | Other | Level 3
Changes in financial instruments, Assets
Purchases/Issuances	0
Sales/Settlements	(2)
Changes in fair value recognized in profit or loss	(13)
Changes in fair value recognized in equity	0
Other	(9)
Assets at end of period	47
Non-trading financial assets mandatorily at fair value through profit or loss | Level 3
Changes in financial instruments, Assets
Purchases/Issuances	1,543
Sales/Settlements	(238)
Changes in fair value recognized in profit or loss	(38)
Changes in fair value recognized in equity	0
Other	(380)
Assets at end of period	2,488
Non-trading financial assets mandatorily at fair value through profit or loss | Debt instruments asset | Level 3
Changes in financial instruments, Assets
Purchases/Issuances	0
Sales/Settlements	(139)
Changes in fair value recognized in profit or loss	(56)
Changes in fair value recognized in equity	0
Other	(335)
Assets at end of period	145
Non-trading financial assets mandatorily at fair value through profit or loss | Loans and advances - Customers | Level 3
Changes in financial instruments, Assets
Purchases/Issuances	1,531
Sales/Settlements	(80)
Changes in fair value recognized in profit or loss	10
Changes in fair value recognized in equity	0
Other	(49)
Assets at end of period	1,788
Non-trading financial assets mandatorily at fair value through profit or loss | Equity instruments | Level 3
Changes in financial instruments, Assets
Purchases/Issuances	12
Sales/Settlements	(19)
Changes in fair value recognized in profit or loss	8
Changes in fair value recognized in equity	0
Other	4
Assets at end of period	555
Financial assets designated at fair value through profit or loss, category | Level 3
Changes in financial instruments, Assets
Purchases/Issuances	191
Sales/Settlements	(11)
Changes in fair value recognized in profit or loss	(2)
Changes in fair value recognized in equity	0
Level reclassifications (out of) Level 3	(160)
Other	(144)
Assets at end of period	538
Financial assets designated at fair value through profit or loss, category | Debt instruments asset | Level 3
Changes in financial instruments, Assets
Purchases/Issuances	27
Sales/Settlements	0
Changes in fair value recognized in profit or loss	(2)
Changes in fair value recognized in equity	0
Level reclassifications (out of) Level 3	(110)
Other	(144)
Assets at end of period	353
Financial assets designated at fair value through profit or loss, category | Loans and advances - Credit institutions | Level 3
Changes in financial instruments, Assets
Purchases/Issuances	164
Sales/Settlements	0
Changes in fair value recognized in profit or loss	(2)
Changes in fair value recognized in equity	0
Level reclassifications (out of) Level 3	(50)
Other	0
Assets at end of period	162
Financial assets designated at fair value through profit or loss, category | Loans and advances - Customers | Level 3
Changes in financial instruments, Assets
Purchases/Issuances	0
Sales/Settlements	(11)
Changes in fair value recognized in profit or loss	2
Changes in fair value recognized in equity	0
Other	0
Assets at end of period	23
Financial assets at fair value through other comprehensive income, category | Level 3
Changes in financial instruments, Assets
Purchases/Issuances	4,361
Sales/Settlements	(3,162)
Changes in fair value recognized in profit or loss	0
Changes in fair value recognized in equity	(355)
Level reclassifications into Level 3	438
Other	138
Assets at end of period	5,208
Changes in financial instruments, Liabilities
Level reclassifications into Level 3	€ 438